INCOME TAX - Net deferred tax liability (Details) - CAD ($)	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	$ (584,981)	$ (405,176)
Unrecognized deferred tax assets		5,770
Net deferred tax liabilities	(584,981)	(399,406)	$ 633,145
Share issue costs
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	560,648	49,511
Investments
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	(2,952)	(5,770)
Cryptocurrencies
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	(6,231,773)	(904,628)
Long term assets
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	4,968,001	(109,608)
Convertible debt
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	(2,480,675)
Allowable capital losses
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	471,806	$ 565,319
Non-capital losses available for future period
INCOME TAX
Net deferred tax liabilities before unrecognized deferred tax assets	$ 2,129,964